Summary Of Significant Accounting Policies (Schedule Of Securities Excluded From Dilutive Per Share Computation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	2,294,714	747,164
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	14,679,971	16,452,368